Post-retirement benefits - Summary of funding policy and contributions to plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	$ 248	$ 404	$ 464
Contributions to defined contribution plans	244	243	240
Contributions to industry-wide plans		12	17
Total	492	$ 659	$ 721
Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	204
Contributions to defined contribution plans	242
Total	446
Other Benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	44
Contributions to defined contribution plans	2
Total	$ 46